Schedule of Investments
Invesco Intermediate Municipal ETF (INTM)
July 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-82.43%
Alabama-2.39%
Southeast Energy Authority A Cooperative District No. 1, Series 2021 A, RB(a)	4.00%	10/01/2028	$230	$231,104
Southeast Energy Authority, A Cooperative District (No. 3), Series 2022 A-1, RB(a)	5.50%	12/01/2029	120	127,700
				358,804
Arizona-1.42%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	210	213,480
California-2.67%
California (State of) School Finance Authority (Alliance for College-Ready Public Schools), Series 2016, Ref. RB(b)	5.00%	07/01/2036	250	250,094
California (State of) School Finance Authority (KIPP LA), Series 2017 A, RB(b)	5.00%	07/01/2037	150	151,565
				401,659
Colorado-2.57%
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	150	152,066
Raindance Metropolitan District No. 2, Series 2024, Ref. GO Bonds, (INS - BAM)(c)	5.00%	12/01/2039	225	233,556
				385,622
Connecticut-13.32%
Connecticut State Health & Educational Facilities Authority, Series 2010, VRD RB(d)	0.40%	07/01/2049	2,000	2,000,000
Florida-7.28%
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2036	100	102,643
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB	5.00%	07/01/2040	120	120,029
Orlando Utilities Commission, Series 2008, VRD RB(d)	2.53%	10/01/2033	500	500,000
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB	5.00%	11/15/2032	200	202,209
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB(e)	5.00%	10/01/2035	150	168,479
				1,093,360
Guam-2.16%
Guam Government Waterworks Authority, Series 2025 A, RB(e)	5.00%	07/01/2035	300	324,941
Idaho-2.24%
Idaho Housing & Finance Association, Series 2025 C, RB, (CEP - GNMA)	6.25%	01/01/2056	300	336,031
Illinois-7.31%
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	150	150,452
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	300	291,574
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	150	155,905
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022, Ref. VRD RB(d)	0.75%	08/15/2057	500	500,000
				1,097,931
Michigan-7.16%
Lansing School District, Series 2016, GO Bonds	5.00%	05/01/2037	75	75,762
Michigan (State of) Building Authority (Facilities Program), Series 2023 I-M, VRD RB(d)	2.39%	04/15/2058	500	500,000
Michigan (State of) Finance Authority (Corewell Health), Series 2025, VRD RB(d)	2.60%	01/15/2055	500	500,000
				1,075,762
New York-15.89%
Hempstead Town Local Development Corp. (Molloy College), Series 2017, Ref. RB	5.00%	07/01/2038	150	150,373
New York (City of), NY Municipal Water Finance Authority, Series 2022 DD, Ref. VRD RB(d)	0.75%	06/15/2033	1,000	1,000,000
New York (City of), NY Transitional Finance Authority, Subseries 2010 A-4, VRD RB(d)	0.60%	08/01/2039	500	500,000
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB	5.25%	10/01/2035	150	167,894
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016, RB, (INS - AGI)(c)(f)	4.00%	07/01/2037	120	113,718
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2022, RB(f)	5.00%	12/01/2029	150	161,088
Westchester Tobacco Asset Securitization Corp., Series 2016 B, Ref. RB	5.00%	06/01/2041	300	293,401
				2,386,474
Ohio-1.55%
Hamilton (County of), OH (Life Enriching Communities), Series 2023, RB	5.25%	01/01/2038	225	233,219
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
July 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico-0.16%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2041	$28	$24,423
Texas-14.24%
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(e)	5.00%	08/15/2035	150	167,181
Houston (City of), TX, Series 2025 A, RB(e)(f)	5.25%	07/01/2036	175	189,037
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(b)(f)	4.63%	10/01/2031	225	225,068
Port of Port Arthur Navigation District, Series 2010 C, VRD RB(d)	0.90%	04/01/2040	500	500,000
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)(e)	5.00%	02/15/2036	150	165,235
Texas (State of), Series 2022, VRD GO Bonds, (LOC - Sumitomo Mitsui Banking)(d)(g)	2.55%	06/01/2053	500	500,000
Willow Creek Farms Municipal Utility District, Series 2025, GO Bonds, (INS - BAM)(c)(e)	6.50%	03/01/2031	125	144,953
Willow Creek Farms Municipal Utility District, Series 2025, GO Bonds, (INS - BAM)(c)(e)	6.50%	03/01/2032	210	246,587
				2,138,061
Wisconsin-2.07%
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	150	151,165
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance), Series 2012, RB	5.00%	06/01/2039	160	160,134
				311,299
TOTAL INVESTMENTS IN SECURITIES(h)-82.43% (Cost $12,367,670)				12,381,066
OTHER ASSETS LESS LIABILITIES-17.57%				2,639,312
NET ASSETS-100.00%				$15,020,378

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $626,727, which represented 4.17% of the Fund’s Net Assets.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on July 31, 2025.

(e)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Rochester High Yield Municipal ETF (IROC)
July 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.79%
Alabama-1.54%
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC), Series 2024, RB(a)	5.00%	06/01/2054	$500	$455,430
Arizona-3.28%
Pima (County of), AZ Industrial Development Authority (American Leadership Academy) (The), Series 2022, Ref. RB(b)	4.00%	06/15/2031	500	487,552
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy), Series 2025, RB	6.25%	06/15/2050	500	483,850
				971,402
Arkansas-1.70%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(a)	5.70%	05/01/2053	500	501,954
California-8.31%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB(a)(b)(c)	9.50%	01/01/2035	500	446,085
California (State of) Municipal Finance Authority (California Baptist University), Series 2025, RB(b)	5.63%	11/01/2054	500	494,296
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(a)(b)	5.00%	07/01/2038	500	511,482
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB(b)	6.25%	07/01/2054	500	509,657
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	500,254
				2,461,774
Colorado-1.69%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(b)	5.00%	12/01/2037	500	499,935
District of Columbia-1.06%
District of Columbia (Provident Group - Howard Properties LLC), Series 2013, RB	5.00%	10/01/2045	350	313,995
Florida-6.61%
Capital Projects Finance Authority (Millenia Orlando), Series 2025 A, RB(b)	6.75%	01/01/2045	500	477,495
Capital Trust Authority (St.Johns Classical Academy, Inc.), Series 2025, Ref. RB(b)	5.13%	06/15/2050	250	218,684
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(a)(b)(c)	12.00%	07/15/2028	250	150,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(a)	5.50%	07/01/2053	500	407,458
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024 B-3, RB	4.13%	11/15/2029	200	201,385
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	503,992
				1,959,014
Illinois-5.68%
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	500,005
Chicago (City of), IL Board of Education, Series 2015 C, GO Bonds	5.25%	12/01/2035	500	500,003
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	444,934
Marion (City of), IL (Star Bond District Project Area No. 1), Series 2025, RB	6.38%	06/01/2045	250	238,042
				1,682,984
Indiana-2.55%
Indiana (State of) Finance Authority (U.S. Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	501,176
Whiting (City of), IN (BP Products North America, Inc.), Series 2015, RB(a)(c)	4.40%	06/10/2031	250	254,754
				755,930
Iowa-1.80%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(c)(d)	4.00%	12/01/2032	500	532,010
Kentucky-1.66%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	491,785
Louisiana-2.57%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB(a)	5.75%	09/01/2064	750	761,970
See accompanying notes which are an integral part of this schedule.

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
July 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-3.34%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(a)	5.00%	11/12/2028	$500	$505,363
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	483,726
				989,089
Massachusetts-1.60%
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.), Series 2025, RB	5.25%	07/01/2055	500	475,234
Michigan-1.68%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(a)(c)	4.00%	10/01/2026	500	497,033
Missouri-0.71%
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University), Series 2025, Ref. RB(b)	5.00%	10/01/2035	215	209,735
New Jersey-1.53%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB	5.00%	06/01/2046	470	453,564
New York-9.40%
Build NYC Resource Corp. (Brooklyn Navy Yard), Series 2019, Ref. RB, (LOC - Santander Bank N.A.)(a)(b)(e)	5.25%	12/31/2033	250	249,201
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2021, Ref. RB(a)	3.00%	08/01/2031	500	459,599
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB(a)	6.00%	06/30/2054	500	508,111
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(a)	6.00%	04/01/2035	1,000	1,083,444
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB(a)	5.50%	12/31/2060	500	483,836
				2,784,191
North Dakota-1.38%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	408,876
Ohio-1.69%
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments), Series 2025, RB(b)	5.70%	08/01/2043	500	501,684
Oregon-2.48%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(a)	5.25%	07/01/2039	700	733,002
Pennsylvania-5.05%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	561,577
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	413,299
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(a)	5.50%	06/30/2038	500	520,325
				1,495,201
Puerto Rico-3.39%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	487,896
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(b)	5.00%	07/01/2028	500	515,924
				1,003,820
South Carolina-1.79%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(c)	5.25%	08/01/2031	500	528,842
Texas-8.59%
Arlington Higher Education Finance Corp. (Newman International Academy), Series 2021, RB	5.00%	08/15/2051	150	101,929
Houston (City of), TX, Series 2023 A, Ref. RB, (INS - AGI)(a)(f)	5.25%	07/01/2048	500	501,023
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB(a)	4.00%	07/15/2041	500	429,608
Houston (City of), TX (United Airlines, Inc.), Series 2024 B, RB(a)	5.50%	07/15/2038	500	516,544
Mission Economic Development Corp. (Green Bonds), Series 2025, RB(a)(c)	5.00%	06/01/2030	250	254,020
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	500	500,150
New Hope Cultural Education Facilities Finance Corp., Series 2025 A, RB	6.50%	10/01/2060	250	239,991
				2,543,265
See accompanying notes which are an integral part of this schedule.

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
July 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-2.47%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(b)	3.25%	03/01/2031	$500	$476,532
Mida Cormont Public Infrastructure District, Series 2025 A-1, GO Bonds(b)	6.25%	06/01/2055	250	255,124
				731,656
Virgin Islands-0.82%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development), Series 2024 A, RB(b)	6.00%	04/01/2053	250	244,158
Virginia-5.10%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	501,254
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,010,450
				1,511,704
Washington-4.91%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	488,674
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	500	476,703
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	488,954
				1,454,331
West Virginia-0.86%
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.), Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	250	254,182
Wisconsin-4.55%
Public Finance Authority (KSU Bixby Real Estate Foundation LLC), Series 2025, RB	5.25%	06/15/2055	500	487,934
Public Finance Authority (Milo Farms Project), Series 2025, RB(b)(g)	-%	12/15/2039	750	244,521
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	431,988
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	180	183,062
				1,347,505
TOTAL INVESTMENTS IN SECURITIES(h)-99.79% (Cost $29,745,834)				29,555,255
OTHER ASSETS LESS LIABILITIES-0.21%				61,463
NET ASSETS-100.00%				$29,616,718

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $7,246,397, which represented 24.47% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
July 31, 2025
(Unaudited)

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$5,364,404	$(5,364,404)	$-	$-	$-	$7,237
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.